Long-term Debt and Capital Structure - Summary of Unsecured Notes (Detail) $ in Millions, $ in Millions	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Total Debt Principal		$ 4,998		$ 6,774
Long-term Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal, (CAD equivalent)	$ 6,757		$ 9,241
5.70 % Due October 15, 2019 [Member] | Long-term Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal				500
Total Debt Principal, (CAD equivalent)			682
3.00% Due August 15, 2022 [Member] | Long-term Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal		500		500
Total Debt Principal, (CAD equivalent)	650		682
3.80% Due September 15, 2023 [Member] | Long-term Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal		450		450
Total Debt Principal, (CAD equivalent)	585		614
4.25% Due April 15, 2027 [Member] | Long-term Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal		962		1,171
Total Debt Principal, (CAD equivalent)	1,249		1,597
5.25% Due June 15, 2037 [Member] | Long-term Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal		641		700
Total Debt Principal, (CAD equivalent)	833		955
6.75% due November 15, 2039 [Member] | Long-term Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal		1,400		1,400
Total Debt Principal, (CAD equivalent)	1,818		1,910
4.45% Due September 15, 2042 [Member] | Long-term Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal		155		744
Total Debt Principal, (CAD equivalent)	202		1,015
5.20% Due September 15, 2043 [Member] | Long-term Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal		58		350
Total Debt Principal, (CAD equivalent)	75		477
5.40% Due June 15, 2047 [Member] | Long-term Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal		832		959
Total Debt Principal, (CAD equivalent)	1,080		1,309
U.S. Dollar Denominated Unsecured Notes [Member] | Long-term Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal		$ 4,998		$ 6,774
Total Debt Principal, (CAD equivalent)	$ 6,492		$ 9,241